Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Component	Dec. 31, 2012
Earnings Per Share [Abstract]
Number of components in earnings per share	2
Dilutive stock options (in shares)	107,570
Anti-dilutive stock options (in shares)	0
Net income	$ 702	$ 981
Weighted average shares outstanding - basic (in shares)	889,190	888,008
Effect of dilutive common stock equivalents	38,080	4,826
Adjusted weighted average shares outstanding - diluted (in shares)	927,270	892,834
Basic earnings per share (in dollars per share)	$ 0.79	$ 1.10
Diluted earnings per share (in dollars per share)	$ 0.76	$ 1.10